Annual Total Returns- Harding Loevner Global Equity Portfolio (Institutional) [BarChart] - Institutional - Harding Loevner Global Equity Portfolio - Institutional Class	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(8.22%)	17.41%	20.27%	5.60%	1.52%	6.02%	32.15%	(10.38%)	29.01%	29.79%